Reserves - Additional Information (Detail) $ in Millions			12 Months Ended
	Mar. 23, 2021 SGD ($)	Mar. 23, 2021 USD ($)	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Mar. 14, 2022 USD ($)	Dec. 22, 2020 SGD ($)	Sep. 19, 2018 SGD ($) shares
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Annual Appropriations Percentage Of After Tax Profit From After Tax Profit To Non Distributable Statutory Reserve			10.00%
Share Repurchase Programme [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Share repurchase programmed amount authorized						$ 30
Share repurchased | shares			2,223,728	1,048,812
Loan Facility Agreement [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Proceeds from borrowings	$ 252,000,000	$ 188
Distribution of proceeds to the founders	$ 252,000,000	$ 188
TDCXH [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Percentage of equity interest acquired								40.00%
Aggregate number of ordinary shares issued | shares								800,000
Total consideration amount								$ 38,000,000
TDCX KY [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Percentage of equity interest acquired	100.00%	100.00%					100.00%
Total consideration amount							$ 2
TDCX [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Percentage of equity interest acquired	100.00%	100.00%